UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-3178
                                   ------------


                           AXP DISCOVERY SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     7/31
                         --------------

Date of reporting period:    4/30
                         --------------

                               PORTFOLIO HOLDINGS

                                       FOR

                              AXP(R) CORE BOND FUND

                                AT APRIL 30, 2005

Investments in Securities

AXP Core Bond Fund

April 30, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (94.6%)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Foreign government (1.6%)
Bundesrepublik Deutschland
  (European Monetary Unit)
   01-04-07               6.00%               604,000(c)              $824,565
Pemex Project Funding Master Trust
  (U.S. Dollar)
   12-15-14               7.38                210,000(c)               228,375
United Kingdom Treasury
  (British Pound)
   12-07-06               7.50                415,000(c)               827,537
United Mexican States
  (U.S. Dollar)
   09-27-34               6.75                825,000(c)               821,700
Total                                                                2,702,177

U.S. government obligations & agencies (26.2%)
Federal Home Loan Bank
   09-22-05               2.13              1,075,000                1,070,777
   08-11-06               3.25              3,250,000                3,229,525
   06-14-13               3.88              1,260,000                1,216,763
Federal Home Loan Mtge Corp
   04-15-08               5.75              3,120,000                3,270,088
   03-18-09               3.76                485,000                  478,566
   01-15-12               5.75              2,625,000                2,827,474
Federal Natl Mtge Assn
   05-15-08               6.00                830,000                  876,143
   02-15-09               3.25              1,365,000                1,323,054
   04-15-14               4.13                515,000                  500,234
U.S. Treasury
   05-31-05               1.25              1,330,000                1,328,256
   08-31-05               2.00                470,000                  468,476
   11-15-05               5.75              3,000,000                3,040,194
   12-31-05               1.88              2,430,000                2,408,074
   11-30-06               2.88              1,700,000                1,682,070
   02-15-08               3.00              3,965,000                3,889,106
   04-15-10               4.00                645,000                  647,973
   02-15-15               4.00                570,000                  560,760
   08-15-23               6.25              6,463,000(k)             7,767,215

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

U.S. government obligations & agencies (cont.)
U.S. Treasury (cont.)
   02-15-26               6.00%            $5,528,000               $6,540,962
   02-15-31               5.38                205,000                  231,538
Total                                                               43,357,248

Commercial mortgage-backed(f)/
Asset-backed securities (7.5%)
AmeriCredit Automobile Receivables Trust
  Series 2004-CA Cl A3 (AMBAC)
   03-06-09               3.00                175,000(i)               173,168
  Series 2004-DF Cl A3 (FSA)
   07-06-09               2.98                200,000(i)               195,781
ARG Funding
  Series 2005-1A Cl A3 (MBIA)
   04-20-10               4.29                350,000(d,i)             347,771
Banc of America Commercial Mtge
  Series 2004-5 Cl A4
   11-10-41               4.94                400,000                  403,072
  Series 2005-1 Cl A4
   11-10-42               4.88                225,000                  229,856
Bear Stearns Commercial Mtge Securities
  Series 2003-T10 Cl A1
   03-13-40               4.00                447,411                  437,470
  Series 2004-PWR5 Cl A3
   07-11-42               4.57                325,000                  323,700
  Series 2004-PWR6 Cl A6
   11-11-41               4.83                275,000                  274,431
  Series 2004-T16 Cl A3
   02-13-46               4.03                150,000                  147,712
California State Teachers' Retirement System Trust
  Series 2002-C6 Cl A3
   11-20-14               4.46                167,314(d)               167,552
Commercial Mtge Pass-Through Ctfs
  Series 2004-LB3A Cl A3
   07-10-37               5.09                600,000                  614,314
  Series 2004-LB3A Cl A4
   07-10-37               5.23                300,000                  309,319

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Commercial mortgage-backed(f)/
Asset-backed securities (cont.)
CS First Boston Mtge Securities
  Series 2004-C1 Cl A2
   01-15-37               3.52%              $175,000                 $170,541
GE Capital Commercial Mtge
  Series 2001-3 Cl A1
   05-10-11               5.56                452,822                  467,322
  Series 2004-C2 Cl A2
   03-10-40               4.12                150,000                  147,680
  Series 2005-C1 Cl A5
   06-10-48               4.77                400,000                  397,812
GMAC Commercial Mtge Securities
  Series 2004-C3 Cl A4
   12-10-41               4.55                300,000                  297,923
  Series 2004-C3 Cl A5
   12-10-41               4.86                300,000                  299,640
Greenwich Capital Commercial Funding
  Series 2005-GG3 Cl A1
   08-10-42               3.92                193,995                  192,972
Honda Auto Receivables Owner Trust
  Series 2005-1 Cl A3
   10-21-08               3.53                200,000                  198,732
JPMorgan Chase Commercial Mtge Securities
  Series 2003-CB6 Cl A2
   07-12-37               5.26                100,000                  103,143
  Series 2004-C2 Cl A2
   05-15-41               5.26                325,000(h)               333,710
  Series 2004-CBX Cl A3
   01-12-37               4.18                150,000                  148,108
  Series 2004-CBX Cl A5
   01-12-37               4.65                250,000                  249,064
  Series 2005-CB11 Cl A3
   08-12-37               5.20                325,000                  334,447

See accompanying notes to investments in securities.

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1   --   AXP CORE BOND FUND   --   PORTFOLIO HOLDINGS AT APRIL 30, 2005

Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Commercial mortgage-backed(f)/
Asset-backed securities (cont.)
LB-UBS Commercial Mtge Trust
  Series 2002-C4 Cl A4
   09-15-26               4.56%              $200,000                 $200,106
  Series 2002-C4 Cl A5
   09-15-31               4.85                500,000                  505,176
  Series 2003-C8 Cl A2
   11-15-27               4.21                300,000                  298,221
  Series 2003-C8 Cl A3
   11-15-27               4.83                300,000                  302,877
  Series 2004-C2 Cl A3
   03-15-29               3.97                225,000                  216,036
  Series 2004-C4 Cl A3
   06-15-29               5.16                175,000(h)               180,241
  Series 2004-C6 Cl A4
   08-15-29               4.58                100,000                   99,935
  Series 2004-C7 Cl A2
   10-15-29               3.99                250,000                  245,165
  Series 2004-C8 Cl A2
   12-15-29               4.20                350,000                  346,504
  Series 2004-C8 Cl A6
   12-15-29               4.80                220,000                  219,482
  Series 2005-C1 Cl A4
   02-15-30               4.74                300,000                  299,043
Long Beach Auto Receivables Trust
  Series 2004-C Cl A3 (FSA)
   09-15-09               3.40                225,000(i)               223,155
Metris Master Trust
  Series 2004-2 Cl M
   10-20-10               3.24                150,000(h)               150,092
Morgan Stanley Auto Loan Trust
  Series 2004-HB2 Cl A3
   03-16-09               2.94                200,000                  196,913
Morgan Stanley Capital I
  Series 2004-HQ4 Cl A5
   04-14-40               4.59                250,000                  248,700
  Series 2004-IQ8 Cl A2
   06-15-40               3.96                165,000                  163,462
Nissan Auto Lease Trust
  Series 2004-A Cl A3
   08-15-07               2.90                100,000                   98,854
Nissan Auto Receivables Owner Trust
  Series 2005-A Cl A3
   10-15-08               3.54                300,000                  297,816
Residential Asset Securities
  Series 2002-KS1 Cl AI4 (AMBAC)
   11-25-29               5.86                 69,883(i)                69,927
Wachovia Bank Commercial Mtge Trust
  Series 2005-C16 Cl A2
   10-15-41               4.38                350,000                  348,370
  Series 2005-C16 Cl A3
   10-15-41               4.62                350,000                  348,835
WFS Financial Owner Trust
  Series 2004-3 Cl A3
   03-17-09               3.30                200,000                  198,045
World Omni Auto Receivables Trust
  Series 2005-A Cl A3
   06-12-09               3.54                400,000                  397,532
Total                                                               12,619,727

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Mortgage-backed securities (40.4%)(f,j)
Adjustable Rate Mtge Trust
  Series 2004-2 Cl 6A1
   02-25-35               5.28%              $328,102(e)              $332,238
  Series 2005-3 Cl 7A1
   07-25-35               5.09                197,422(e)               199,432
Banc of America Mtge Securities
  Series 2004-F Cl B1
   07-25-34               4.15                198,555(e)               198,843
Bank of America Alternative Loan Trust
  Series 2003-11 Cl 1A1
   01-25-34               6.00                156,238                  158,862
  Series 2003-11 Cl 4A1
   01-25-19               4.75                257,533                  256,339
Bear Stearns Adjustable Rate Mtge Trust
  Series 2004-12 Cl 3A1
   02-25-35               5.20                412,584(e)               415,435
Chaseflex Trust
  Series 2005-1 Cl 1A2
   05-25-35               6.00              2,000,000(b)             2,045,319
Countrywide Alternative Loan Trust
  Series 2003-11T1 Cl A1
   07-25-18               4.75                238,901                  236,929
  Series 2004-28CB Cl 6A1
   01-25-35               6.00              2,159,301                2,208,788
  Series 2005-6CB Cl 1A1
   04-25-35               7.50                419,582                  441,712
Countrywide Home Loans
  Series 2004-12 Cl 1M
   08-25-34               4.66                149,848(e)               149,100
CS First Boston Mtge Securities
  Series 2004-AR5 Cl CB1
   06-25-34               4.44                149,053(e)               147,225
Federal Home Loan Mtge Corp
   09-15-06               3.63              1,725,000                1,721,707
   12-01-13               6.00                286,022                  296,873
   01-15-18               6.50                264,696                  281,202
   05-01-18               5.50                533,645                  549,314
   08-01-18               5.00                252,188                  254,507
   10-01-18               5.00                103,830                  104,762
   10-01-18               5.50                670,839(b)               687,659
   02-01-19               5.50                361,687                  370,756
   05-01-20               5.50              1,000,000(b)             1,023,750
   01-01-23               5.00                205,897                  205,694
   06-01-23               5.00                213,712                  213,501
   12-01-23               6.00                224,441                  230,175
   10-01-31               6.00                232,756                  239,213
   04-01-32               7.00                500,763                  528,775
   10-01-32               6.00                268,526                  278,647
   03-01-33               6.00                427,121                  442,230
   09-01-33               6.00                208,569                  215,168
  Collateralized Mtge Obligation
   04-15-15               4.50                875,000                  879,288
   02-15-27               5.00                200,000                  202,452
   10-15-27               5.00              1,125,000                1,140,237
   06-15-28               5.00                700,000                  709,800
   01-15-33               5.00                 18,790                   18,780
   02-15-33               5.50                212,889                  219,216
  Collateralized Mtge Obligation
  Interest Only
   10-15-22              14.56                296,141(g)                20,785

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Mortgage-backed securities (f,j) (cont.)
Federal Natl Mtge Assn
   05-15-07               3.88%              $700,000                 $699,293
   03-01-09               5.86                464,618                  486,867
   10-01-10               4.85                490,683                  498,010
   11-01-10               4.47                106,148                  106,063
   12-01-11               4.27                597,079                  588,953
   11-01-12               4.84                484,972                  496,073
   09-01-13               5.28                496,950                  516,254
   12-01-13               5.01                344,515                  351,160
   09-01-14               7.00                679,333                  715,588
   10-01-14               6.50                401,243                  418,749
   08-01-15               5.50                282,303                  289,698
   11-01-16               6.00                476,417                  493,955
   07-01-17               6.50                293,424                  306,146
   09-01-17               6.00                222,051                  230,226
   02-01-18               5.50                312,308                  320,452
   05-01-18               6.00                542,412                  562,668
   06-01-18               4.50                232,748                  230,788
   06-01-18               5.00                850,135                  857,813
   08-01-18               4.50                243,729                  241,758
   10-01-18               4.50                353,000                  350,028
   11-01-18               4.50              1,324,240                1,313,088
   01-01-19               5.50              1,584,239                1,623,053
   01-01-19               6.00                567,319                  588,214
   02-01-19               5.00                366,641                  369,751
   10-01-19               6.00                953,760                  988,890
   05-01-20               4.50                100,000(b)                98,875
   05-01-20               5.00              1,650,000(b)             1,661,344
   05-01-20               5.50                175,000(b)               178,992
   05-01-20               6.00              1,500,000(b)             1,553,907
   12-01-22               5.50                905,740                  917,650
   07-01-23               5.00                124,499                  124,385
   08-01-23               5.50                122,790                  124,684
   09-01-23               5.50                679,000                  687,395
   07-01-28               5.50                186,397                  189,436
   09-01-28               7.50                169,236                  182,043
   12-01-28               5.50                309,217                  314,259
   04-01-29               6.50                171,887                  180,477
   05-01-29               6.00                724,976                  746,780
   05-01-29               7.00                422,720                  447,129
   02-01-31               7.50                100,378                  107,757
   05-01-31               6.50                234,052                  243,849
   09-01-31               7.00                186,821                  199,109
   09-01-31               7.50                418,174                  448,917
   04-01-32               6.50                777,774                  810,331
   08-01-32               7.00                195,302                  207,255
   09-01-32               6.50              1,547,527                1,610,891
   10-01-32               5.50                393,868                  398,364
   10-01-32               6.00                236,531                  243,377
   10-01-32               6.50                387,130                  402,982
   01-01-33               5.50              1,015,895                1,027,491
   02-01-33               6.00                432,169                  444,250
   04-01-33               5.50                315,567                  319,924
   05-01-33               5.50              3,431,874                3,470,434
   06-01-33               5.50                184,700                  187,382
   06-01-33               6.00                348,731                  358,411
   07-01-33               4.85                330,217(e)               329,005
   07-01-33               5.00                670,095                  665,464
   07-01-33               5.50                147,550                  149,136
   08-01-33               5.00                468,362                  465,125

See accompanying notes to investments in securities.

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2   --   AXP CORE BOND FUND   --   PORTFOLIO HOLDINGS AT APRIL 30, 2005

Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Mortgage-backed securities (f,j) (cont.)
Federal Natl Mtge Assn (cont.)
   10-01-33               6.00%              $158,793                 $163,886
   11-01-33               5.50                482,521                  487,706
   11-01-33               7.00                521,756                  551,485
   01-01-34               5.00                414,440                  411,358
   03-01-34               5.00              2,050,261                2,036,092
   04-01-34               5.00                553,581                  548,682
   05-01-34               6.50                626,678                  652,853
   08-01-34               4.53                292,122(e)               291,944
   08-01-34               7.00                335,461                  354,272
   09-01-34               4.84                755,259(e)               762,259
   11-01-34               6.50                980,758                1,021,722
   12-01-34               4.40                248,737(e)               247,332
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
   12-25-26               8.00                 65,021                   69,029
  Collateralized Mtge Obligation
  Interest Only
   12-25-31               1.19                372,153(g)                65,425
First Horizon Alternative Mtge Securities
  Series 2004-AA4 Cl A1
   10-25-34               5.43                316,656                  322,219
  Series 2005-AA2 Cl 2A1
   04-25-35               5.45                414,372                  421,425
  Series 2005-AA3 Cl 3A1
   05-25-35               5.44                446,269                  452,312
Govt Natl Mtge Assn
   06-15-32               7.50                 57,013                   61,232
   07-15-33               5.00                410,217                  410,184
   10-15-33               5.00                701,231                  700,948
   10-15-33               5.50                157,960                  160,886
IndyMac Index Mtge Loan Trust
  Series 2005-AR3 Cl 3A1
   04-25-35               5.34                267,756(e)               271,161
  Series 2005-AR8 Cl AX1
  Interest Only
   04-25-35               4.50             14,865,000(e,g)             188,488
Master Adjustable Rate Mtge Trust
  Series 2004-5 Cl B1
   07-25-34               4.41                173,218(e)               172,520
Master Alternative Loans Trust
  Series 2004-4 Cl 2A1
   05-25-34               6.00                235,798                  241,582
  Series 2004-7 Cl 8A1
   08-25-19               5.00                237,668                  238,559
  Series 2004-8 Cl 7A1
   09-25-19               5.00                350,803                  352,143
  Series 2005-1 Cl 2A1
   02-25-35               6.00              1,328,330                1,362,978
Structured Adjustable Rate Mtge Loan
  Series 2004-5 Cl B1
   05-25-34               4.62                174,573(e)               171,530
Structured Asset Securities
  Series 2003-33H Cl 1A1
   10-25-33               5.50                699,903                  701,745
Washington Mutual
  Series 2003-AR10 Cl A7
   10-25-33               4.08                425,000(e)               422,240
  Series 2004-CB2 Cl 6A
   07-25-19               4.50                160,391                  156,925

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Mortgage-backed securities (f,j) (cont.)
Wells Fargo Mtge Backed Securities Trust
  Series 2005-5 Cl 2A1
   05-25-35               5.50%              $800,000                 $805,250
  Series 2005-AR1 Cl 1A1
   02-25-35               4.57                632,507(e)               629,711
  Series 2005-AR4 Cl B1
   04-25-35               4.59                149,933(e)               146,924
Total                                                               66,820,068

Automotive & related (0.5%)
Ford Motor
   02-01-29               6.38                540,000                  401,468
Lear
  Series B
   08-01-14               5.75                465,000                  403,534
Nissan Motor Acceptance
   03-08-10               4.63                105,000(d)               104,216
Total                                                                  909,218

Banks and savings & loans (2.9%)
Banknorth Group
  Sr Nts
   05-01-08               3.75                605,000                  596,597
JPMorgan Chase & Co
   03-01-15               4.75                265,000                  260,491
KFW Intl Finance
  (U.S. Dollar)
   10-17-05               2.50                925,000(c)               920,887
Washington Mutual Bank FA
  Sub Nts
   06-15-11               6.88                350,000                  387,719
   08-15-14               5.65                780,000                  810,896
Wells Fargo Bank NA
  Sub Nts
   02-01-11               6.45              1,820,000(k)             1,990,566
Total                                                                4,967,156

Broker dealers (0.3%)
Morgan Stanley
   03-01-13               5.30                690,000                  703,779

Cable (0.5%)
Comcast
   03-15-11               5.50                895,000(k)               926,853
Comcast Cable Communications
   11-15-08               6.20                100,000                  105,571
Total                                                                1,032,424

Energy (0.3%)
Nexen
  (U.S. Dollar)
   03-10-35               5.88                315,000(c)               303,653
Occidental Petroleum
  Sr Nts
   01-15-12               6.75                355,000                  398,226
Total                                                                  701,879

Energy equipment & services (0.2%)
Halliburton
   10-15-10               5.50                505,000                  525,602

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Finance companies (1.5%)
Citigroup
  Sub Nts
   09-15-14               5.00%            $1,765,000               $1,776,652
GMAC
   09-15-11               6.88              1,065,000                  933,067
Total                                                                2,709,719

Financial services (1.7%)
ING Security Life Institutional Funding
   01-15-10               4.25                880,000(d)               874,349
Pricoa Global Funding I
   06-15-08               4.35                375,000(d)               375,930
   01-15-10               4.20              1,720,000(d)             1,694,767
Total                                                                2,945,046

Health care services (0.4%)
Cardinal Health
   06-15-15               4.00                985,000                  896,521

Industrial transportation (0.3%)
ERAC USA Finance
   05-01-15               5.60                310,000(d)               313,764
Union Pacific
   04-15-12               6.50                225,000                  246,859
  Sr Nts
   01-15-15               4.88                140,000                  138,437
Total                                                                  699,060

Insurance (1.4%)
ASIF Global Financing XIX
   01-17-13               4.90              1,460,000(d)             1,454,569
MetLife
  Sr Nts
   06-15-34               6.38                235,000                  263,044
Metropolitan Life Global Funding
  Sr Nts
   05-05-10               4.50                570,000(d)               570,855
Pacific Life
   09-15-33               6.60                210,000(d)               237,407
Total                                                                2,525,875

Media (0.2%)
News America
   12-15-34               6.20                435,000                  438,874

Multi-industry (0.7%)
Tyco Intl Group
  (U.S. Dollar)
   02-15-11               6.75              1,190,000(c)             1,306,450

Paper & packaging (1.2%)
Domtar
  (U.S. Dollar)
   12-01-13               5.38              1,140,000(c)             1,038,928
Weyerhaeuser
   03-15-12               6.75                980,000                1,046,188
Total                                                                2,085,116

See accompanying notes to investments in securities.
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3   --   AXP CORE BOND FUND   --   PORTFOLIO HOLDINGS AT APRIL 30, 2005

Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Telecom equipment & services (1.4%)
Sprint Capital
   11-15-28               6.88%              $825,000                 $919,943
TELUS
  (U.S. Dollar)
   06-01-11               8.00              1,352,500(c)             1,562,137
Total                                                                2,482,080

Textiles & apparel (--%)
Jones Apparel Group
   11-15-34               6.13                210,000(d)               198,400

Utilities -- electric (0.9%)
Carolina Power & Light
  1st Mtge
   04-01-15               5.15                190,000                  192,152
Dayton Power & Light
  1st Mtge
   10-01-13               5.63                 95,000(d)                97,392
Ohio Power
  Sr Nts Series H
   01-15-14               4.85                455,000                  453,453
Progress Energy
  1st Mtge
   03-01-13               4.80                120,000                  120,012
Virginia Electric & Power
  Sr Nts Series A
   03-01-13               4.75                 90,000                   89,397
Westar Energy
  1st Mtge
   07-01-14               6.00                680,000                  730,822
Total                                                                1,683,228

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Utilities -- telephone (2.2%)
Deutsche Telekom Intl Finance
  (U.S. Dollar)
   07-22-13               5.25%              $220,000(c)              $224,730
SBC Communications
   06-15-34               6.45                130,000                  140,088
Telecom Italia Capital
  (U.S. Dollar)
   09-30-34               6.00                605,000(c,d)             599,266
Verizon Pennsylvania
  Series A
   11-15-11               5.65              2,770,000                2,875,841
Total                                                                3,839,925

Total bonds
(Cost: $156,144,830)                                              $156,149,572

Short-term securities (7.3%)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

U.S. government agency (2.3%)
Federal Natl Mtge Assn Disc Nt
   05-25-05               2.69%            $3,700,000               $3,692,835

Commercial paper (5.0%)
Jupiter Securitization
   05-17-05               2.91              2,400,000                2,396,508
Sheffield Receivables
   05-02-05               2.96              5,900,000                5,898,545
Total                                                                8,295,053

Total short-term securities
(Cost: $11,988,589)                                                $11,987,888

Total investments in securities
(Cost: $168,133,419)(l)                                           $168,137,460

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4   --   AXP CORE BOND FUND   --   PORTFOLIO HOLDINGS AT APRIL 30, 2005

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Jan. 31, 2005.

(b) At April 30, 2005, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $7,237,598.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. At April 30, 2005, the value of foreign securities represented 5.2% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, the value of these securities amounted to $7,036,238 or 4.3% of net assets.

(e) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on April 30, 2005.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at April 30, 2005.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on April 30, 2005.

(i) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

        AMBAC     --       American Municipal Bond Association Corporation

        FSA       --       Financial Security Assurance

        MBIA      --       MBIA Insurance Corporation

(j) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at April 30, 2005:

        Security              Principal   Settlement    Proceeds      Value
                               amount        date      receivable
        Federal Natl Mtge Assn
         05-01-35 5.00%       $3,500,000    5-12-05    $3,438,359   $3,465,000
         05-01-35 5.50         2,800,000    5-12-05     2,814,953    2,826,250
         05-01-35 6.50         1,500,000    5-12-05     1,557,422    1,559,532

(k) Partially pledged as initial deposit on the following open interest rate futures contracts:

        Type of security                                       Notional amount
        Purchase contracts
        Eurodollar, Sept. 2007, 90-day                              $2,250,000

        Sale contracts
        U.S. Treasury Note, June 2005, 5-year                        2,800,000
        U.S. Treasury Note, June 2005, 10-year                       4,200,000

(l) At April 30, 2005, the cost of securities for federal income tax purposes was approximately $168,133,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

        Unrealized appreciation                                    $ 1,132,000
        Unrealized depreciation                                     (1,128,000)
                                                                    ----------
        Net unrealized appreciation                                $     4,000
                                                                   -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
5   --   AXP CORE BOND FUND   --   PORTFOLIO HOLDINGS AT APRIL 30, 2005

                                                              S-6267-80 C (6/05)

                                  PORTFOLIO HOLDINGS

                                          FOR

                                 AXP(R) DISCOVERY FUND

                                   AT APRIL 30, 2005

Investments in Securities

AXP Discovery Fund

April 30, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (97.5%)
Issuer                                         Shares                 Value(a)

Aerospace & defense (1.3%)
Esterline Technologies                            259(b)                $8,371
Hexcel                                         61,102(b)             1,002,073
Innovative Solutions & Support                  2,908(b)                91,776
Moog Cl A                                      21,425(b)               638,679
United Defense Inds                             3,720                  275,206
Total                                                                2,016,105

Airlines (1.5%)
AirTran Holdings                              105,300(b)               873,990
AMR                                            68,500(b,d)             717,195
Frontier Airlines                               2,943(b)                28,577
Mesa Air Group                                  2,671(b)                14,236
Pinnacle Airlines                              21,500(b)               222,310
Republic Airways Holdings                      29,700(b)               362,934
SkyWest Airlines                                4,597                   83,114
Total                                                                2,302,356

Automotive & related (1.9%)
Aftermarket Technology                          2,524(b)                39,021
American Axle & Mfg Holdings                   24,700                  493,012
Cummins                                         6,904                  469,472
Dollar Thrifty Automotive Group                13,700(b)               463,745
Goodyear Tire & Rubber                         13,172(b)               156,352
LKQ                                             6,200(b)               124,868
Noble Intl                                        821                   16,650
Rush Enterprises Cl A                          21,800(b)               318,934
Shiloh Inds                                     2,721(b)                34,774
Tenneco Automotive                             30,393(b)               389,942
Titan Intl                                      3,036                   41,138
TRW Automotive Holdings                        11,668(b)               207,807
Visteon                                        55,700                  194,950
Total                                                                2,950,665

Banks and savings & loans (4.2%)
ACE Cash Express                                4,402(b)                96,844
Anchor BanCorp Wisconsin                          328                    8,666
BancFirst                                         731                   51,528
Bank of Hawaii                                  9,378                  444,048

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Banks and savings & loans (cont.)
Brookline Bancorp                              49,693                 $745,395
Capital Crossing Bank                           4,259(b)               137,736
Center Financial                                  826                   16,470
City Holding                                      759                   24,409
City Natl                                       5,663                  399,242
Columbia Banking System                           674                   15,819
Community Trust Bancorp                           251                    7,543
Corus Bankshares                                2,893                  141,265
Cullen/Frost Bankers                              196                    8,491
Downey Financial                                6,808                  440,682
First BanCorp Puerto Rico                       8,065(c)               292,437
First Citizens BancShares Cl A                    402                   51,665
First Republic Bank                               514                   16,083
FirstFed Financial                              3,175(b)               160,750
Hanmi Financial                                13,700                  200,705
IndyMac Bancorp                                18,900                  727,272
Intl Bancshares                                 1,058                   38,035
Nelnet Cl A                                     1,843(b)                58,700
Old Second Bancorp                                837                   24,784
Oriental Financial Group                        1,982(c)                27,649
Pacific Capital Bancorp                         4,051                  116,790
PrivateBancorp                                  7,700                  240,625
R-G Financial Cl B                             13,705(c)               194,748
Santander BanCorp                                 159(c)                 3,523
Seacoast Banking Corporation
  of Florida                                   35,600                  657,176
Southwest Bancorp                                 719                   13,560
Texas United Bancshares                         6,800                  117,300
West Coast Bancorp                                367                    7,505
Westcorp                                       21,329                  954,260
Total                                                                6,441,705

Broker dealers (0.9%)
Affiliated Managers Group                       9,850(b)               615,921
Investment Technology Group                    43,800(b)               832,638
Total                                                                1,448,559

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Building materials & construction (4.1%)
Beacon Roofing Supply                          20,700(b)              $459,540
Drew Inds                                      19,500(b)               738,660
ElkCorp                                        40,200                1,105,500
Genlyte Group                                  10,000(b)               793,400
Louisiana-Pacific                              16,896                  415,642
Ryland Group                                   24,400                1,498,160
Texas Inds                                      9,052                  418,021
USG                                            18,324(b)               769,425
Walter Inds                                     3,424                  117,443
Total                                                                6,315,791

Cable (0.7%)
Charter Communications Cl A                   330,800(b)               383,728
LodgeNet Entertainment                         39,917(b)               649,849
Total                                                                1,033,577

Chemicals (2.7%)
Compass Minerals Intl                           1,361                   32,868
Cytec Inds                                     15,800                  728,696
Ferro                                          35,800                  648,696
Georgia Gulf                                   13,016                  480,421
Hercules                                       63,500(b)               840,104
Minerals Technologies                          11,900                  777,308
NewMarket                                       2,121(b)                31,497
Terra Inds                                     58,350(b)               377,525
WR Grace & Co                                  15,422(b)               144,658
Total                                                                4,061,773

Computer hardware (2.1%)
Agilysys                                       17,917                  236,863
IDX Systems                                    27,200(b)               842,384
Ingram Micro Cl A                              77,407(b)             1,289,600
Insight Enterprises                             6,200(b)               112,220
Phoenix Technologies                            3,428(b)                27,733
RadiSys                                        33,400(b)               467,600
Storage Technology                              2,518(b)                70,000
Tech Data                                       4,326(b)               158,029
Western Digital                                 1,198(b)                15,203
Total                                                                3,219,632

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1   --   AXP DISCOVERY FUND   --   PORTFOLIO HOLDINGS AT APRIL 30, 2005

Issuer                                         Shares                 Value(a)

Computer software & services (8.7%)
Acxiom                                         70,976               $1,348,543
Agile Software                                 51,800(b)               340,326
Ansoft                                          1,561(b)                36,215
Autodesk                                        3,045                   96,922
BISYS Group                                    48,300(b)               681,996
CACI Intl Cl A                                 13,300(b)               826,196
CCC Information Services
  Group                                           418(b)                 9,752
CheckFree                                      20,000(b)               733,600
Deluxe                                          3,735                  149,139
DocuCorp Intl                                   1,980(b)                13,860
EarthLink                                      53,881(b)               494,628
Emageon                                         5,500(b)                86,735
Embarcadero Technologies                       72,800(b)               353,080
Extreme Networks                              113,000(b)               502,850
Harris Interactive                            170,000(b)               707,200
Hyperion Solutions                             15,400(b)               626,318
Inter-Tel                                       9,614                  183,051
Lionbridge Technologies                        43,000(b)               182,750
Opsware                                        97,800(b)               467,484
Parametric Technology                          89,659(b)               476,986
Progress Software                               3,923(b)               104,666
Red Hat                                        69,800(b)               750,350
SeeBeyond Technology                          219,200(b)               587,456
SERENA Software                                28,000(b)               532,840
SM&A                                          115,679(b)               977,487
Sybase                                          4,145(b)                78,465
Take-Two Interactive Software                  32,100(b)               755,313
United Online                                   6,863(b)                60,326
Websense                                       18,400(b)               976,119
Total                                                               13,140,653

Electronics (4.0%)
ADE                                             2,227(b)                47,613
Agere Systems Cl A                            571,000(b)               668,070
Amphenol Cl A                                   2,159                   85,151
Analogic                                        5,300                  221,063
Arrow Electronics                              14,852(b)               361,498
Avnet                                           5,123(b)                96,773
Bel Fuse Cl B                                   1,651                   44,329
Benchmark Electronics                          19,800(b)               535,392
CyberOptics                                       913(b)                11,312
Energy Conversion Devices                       1,563(b)                35,230
ESCO Technologies                               2,236(b)               163,944
Gerber Scientific                               6,677(b)                47,273
LoJack                                            732(b)                10,577
Measurement Specialties                        43,600(b)               967,049
MEMC Electronic Materials                      36,434(b)               427,371
OmniVision Technologies                        20,092(b)               281,288
ON Semiconductor                              198,600(b)               683,184
Penn Engineering & Mfg                          1,318                   23,869
Photronics                                     19,259(b)               306,218
Stoneridge                                      5,978(b)                59,660
Universal Electronics                          34,939(b)               572,650
X-Rite                                         40,500                  419,985
Total                                                                6,069,499

Energy (2.9%)
Comstock Resources                             19,100(b)               483,230
Forest Oil                                     11,575(b)               445,985
Frontier Oil                                    1,625                   68,380
FuelCell Energy                                56,500(b,d)             452,000
Massey Energy                                  40,800                1,473,288

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Energy (cont.)
Newfield Exploration                            1,092(b)               $77,565
OPTI Canada                                    46,500(b,c)             892,596
Remington Oil and Gas                           5,837(b)               170,265
Tesoro                                         11,120(b)               421,893
Total                                                                4,485,202

Energy equipment & services (4.4%)
Cal Dive Intl                                  22,883(b)             1,017,836
Cimarex Energy                                  3,548(b)               125,954
Core Laboratories                               1,041(b,c)              24,568
Excel Maritime Carriers                        12,500(b,c)             177,875
Grey Wolf                                     355,000(b)             2,129,999
Harvest Natural Resources                       1,154(b)                12,452
Holly                                           5,110                  175,120
Hydril                                          9,863(b)               518,794
Key Energy Services                            19,800(b)               222,750
Lone Star Technologies                          2,182(b)                84,967
Offshore Logistics                              1,835(b)                53,160
Pride Intl                                     55,200(b)             1,230,960
SEACOR Holdings                                 1,547(b)                88,194
TETRA Technologies                             29,750(b)               804,143
Total                                                                6,666,772

Engineering & construction (0.6%)
Lennox Intl                                     2,130                   41,642
Michael Baker                                   4,478(b)                94,128
Perini                                          6,837(b)                94,761
Washington Group Intl                          18,200(b)               754,025
Total                                                                  984,556

Environmental services (--%)
Clean Harbors                                   2,368(b)                39,308
Duratek                                         1,103(b)                25,557
Total                                                                   64,865

Finance companies (0.3%)
NASDAQ Stock Market                            30,000(b)               449,700

Financial services (1.4%)
Advanta Cl B                                   39,700                  974,635
BOK Financial                                     482                   20,172
CompuCredit                                     3,907(b)               103,496
EZCORP Cl A                                     3,639(b)                44,541
Heidrick & Struggles Intl                       6,501(b)               168,116
Jones Lang LaSalle                                195(b)                 7,313
Providian Financial                            49,400(b)               823,498
WFS Financial                                     961(b)                43,197
Total                                                                2,184,968

Food (1.3%)
Darling Intl                                    3,839(b)                14,895
Gold Kist                                       2,335(b)                37,197
J & J Snack Foods                              16,897                  827,108
M&F Worldwide                                   4,790(b)                61,073
Nash Finch                                     11,530                  407,816
Pilgrim's Pride                                14,556                  525,326
Seaboard                                          167                  142,785
Total                                                                2,016,200

Furniture & appliances (1.8%)
Aaron Rents                                       921                   20,225
CompX Intl                                        948                   13,803
Furniture Brands Intl                          30,900                  598,842

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Furniture & appliances (cont.)
Select Comfort                                 85,300(b)            $1,886,835
Stanley Furniture                                 915                   38,293
Stanley Works                                   5,286                  227,457
Total                                                                2,785,455

Health care products (8.3%)
Abgenix                                        60,500(b)               421,685
Alkermes                                       31,200(b)               351,000
Allscripts Healthcare Solutions                46,700(b)               611,303
Alpharma Cl A                                     944                    8,911
Amylin Pharmaceuticals                         37,800(b)               642,600
Anika Therapeutics                              4,602(b)                68,018
Arrow Intl                                     20,500                  679,370
Bausch & Lomb                                   1,979                  148,425
Bio-Rad Laboratories Cl A                      10,400(b)               502,736
Cephalon                                        9,657(b)               423,942
CNS                                             3,756                   70,575
Coherent                                        1,627(b)                52,194
Conmed                                         35,558(b)             1,056,785
CTI Molecular Imaging                          40,247(b)               826,271
Dade Behring Holdings                           6,238(b)               384,697
Edwards Lifesciences                            1,519(b)                66,897
Haemonetics                                    14,420(b)               616,743
HealthTronics                                   8,427(b)               104,495
Hologic                                           693(b)                24,657
Human Genome Sciences                          69,800(b)               721,732
ICU Medical                                    28,900(b)             1,023,927
ImClone Systems                                   758(b)                24,142
Incyte                                         88,801(b)               580,759
Invitrogen                                        224(b)                16,412
Kensey Nash                                    23,600(b)               648,528
Kos Pharmaceuticals                             6,770(b)               326,111
Medicines                                      24,600(b)               525,210
Mettler-Toledo Intl                             4,613(b,c)             211,506
Noven Pharmaceuticals                          31,900(b)               530,497
Nutraceutical Intl                              5,446(b)                68,075
Par Pharmaceutical Companies                    9,200(b)               276,276
Respironics                                     1,068(b)                67,487
Taro Pharmaceuticals Inds                       6,300(b,c)             183,078
Techne                                          1,758(b)                73,449
TriPath Imaging                                37,900(b)               243,318
USANA Health Sciences                             542(b)                22,401
Vital Signs                                       915                   37,332
West Pharmaceutical Services                      382                   10,062
Total                                                               12,651,606

Health care services (6.6%)
Alliance Imaging                               10,597(b)               110,633
American Retirement                             2,293(b)                34,028
Apria Healthcare Group                          1,682(b)                50,628
Charles River Laboratories Intl                 5,619(b)               266,172
Exelixis                                       74,256(b)               508,654
Genesis HealthCare                             35,388(b)             1,411,980
Humana                                         32,187(b)             1,115,280
Icon ADR                                       19,000(b,c)             631,476
Kindred Healthcare                             14,385(b)               473,267
LCA-Vision                                     16,900                  662,311
Life Sciences Research                          1,383(b)                17,841
Magellan Health Services                       10,902(b)               371,322
Manor Care                                     27,200                  907,120
Matria Healthcare                              21,500(b)               594,045
Molina Healthcare                                 191(b)                 8,356
See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2   --   AXP DISCOVERY FUND   --   PORTFOLIO HOLDINGS AT APRIL 30, 2005

Issuer                                         Shares                 Value(a)

Health care services (cont.)
Option Care                                    37,602                 $535,076
Owens & Minor                                   8,169                  236,983
Per-Se Technologies                             5,826(b)                90,653
PRA Intl                                          338(b)                 8,649
QLT                                            50,800(b,c)             544,576
ResCare                                         2,879(b)                41,141
Sierra Health Services                          1,072(b)                69,348
SurModics                                       1,943(b)                70,084
Triad Hospitals                                26,000(b)             1,332,500
Total                                                               10,092,123

Home building (1.1%)
Centex                                         12,000                  692,640
Meritage Homes                                  2,034(b)               128,732
NVR                                             1,205(b)               865,612
Total                                                                1,686,984

Household products (1.1%)
Chattem                                        10,642(b)               437,812
JAKKS Pacific                                  25,885(b)               486,379
Nu Skin Enterprises Cl A                       30,100                  662,200
UniFirst                                          797                   29,840
Total                                                                1,616,231

Industrial services (1.6%)
Applied Industrial Technologies                16,137                  450,222
Watsco                                         43,236                1,876,010
WESCO Intl                                      7,045(b)               170,348
Total                                                                2,496,580

Industrial transportation (2.2%)
Arkansas Best                                   2,096                   66,087
CNF                                            14,300                  611,325
EGL                                             4,177(b)                81,493
Forward Air                                     2,719                   65,419
Heartland Express                               4,975                   92,237
Kansas City Southern                            7,421(b)               140,405
Kirby                                           2,179(b)                88,772
Knight Transportation                           4,974                  105,101
Landstar System                                 5,155(b)               158,001
USF                                             2,398                  102,227
Vitran                                         27,900(b,c)             414,594
Wabash Natl                                    29,300                  747,150
Yellow Roadway                                 15,600(b)               764,400
Total                                                                3,437,211

Insurance (6.0%)
American Financial Group                        8,302                  258,109
AmerUs Group                                    1,946                   91,481
Arch Capital Group                                338(b,c)              13,517
Endurance Specialty Holdings                    9,564(c)               346,217
First Acceptance                               12,600(b)               126,000
First American                                  9,671                  346,222
Fremont General                                10,868                  235,727
HCC Insurance Holdings                         38,500                1,369,445
Hilb Rogal & Hobbs                             36,400                1,274,364
LandAmerica Financial Group                       462                   22,915
Ohio Casualty                                  97,200(b)             2,279,340
Protective Life                                 7,114                  272,039
Reinsurance Group of America                   15,100                  675,272
Safety Insurance Group                          3,325                   94,497
Selective Insurance Group                       2,108                   93,068

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Insurance (cont.)
UICI                                            1,588                  $36,873
United Fire & Casualty                          1,434                   48,584
USI Holdings                                   94,000(b)             1,065,960
Zenith Natl Insurance                           9,315                  535,706
Total                                                                9,185,336

Leisure time & entertainment (0.9%)
Ambassadors Group                                 256                    8,558
Argosy Gaming                                     281(b)                12,909
Carmike Cinemas                                   240                    8,400
Churchill Downs                                11,500                  435,851
Handleman                                       4,246                   73,668
Polaris Inds                                    6,341                  364,988
Steinway Musical Instruments                    2,895(b)                87,458
Thor Inds                                       8,200                  220,990
Vail Resorts                                    7,581(b)               196,120
Total                                                                1,408,942

Lodging & gaming (1.5%)
Alliance Gaming                                71,400(b,d)             813,960
Ameristar Casinos                               2,098                  103,431
Aztar                                          23,400(b)               639,054
Bluegreen                                       3,271(b)                45,369
La Quinta                                      86,300(b)               750,810
Total                                                                2,352,624

Machinery (2.6%)
AGCO                                           24,700(b)               424,840
American Science &
  Engineering                                   4,036(b)               154,660
Astec Inds                                     10,900(b)               253,970
Blount Intl                                     3,661(b)                54,219
Gardner Denver                                  4,826(b)               176,342
Global Power
  Equipment Group                              68,500(b)               620,611
Kennametal                                      9,448                  427,994
LeCroy                                          2,261(b)                29,755
MTS Systems                                     7,965                  230,666
Nordson                                           523                   16,851
Regal-Beloit                                    1,236                   32,692
Sauer-Danfoss                                     429                    8,481
SBM Offshore                                   16,081(c)             1,048,433
Sun Hydraulics                                    408                   11,065
Toro                                           11,420                  471,874
Total                                                                3,962,453

Media (3.9%)
4Kids Entertainment                            10,667(b)               215,047
ADVO                                           20,350                  586,284
Catalina Marketing                             40,637                  944,810
Consolidated Graphics                           2,066(b)                94,829
Entravision Communications
  Cl A                                         56,900(b)               447,803
John H Harland                                 10,621                  382,356
New Frontier Media                              1,241(b)                 7,496
Playboy Enterprises Cl B                       56,700(b)               684,936
Regent Communications                         164,501(b)               875,145
RH Donnelley                                    8,017(b)               456,568
TiVo                                           85,000(b,d)             478,550
Valassis Communications                        20,300(b)               715,575
Ventiv Health                                   1,475(b)                30,754
Total                                                                5,920,153

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Metals (2.5%)
AK Steel Holding                               38,964(b)              $282,489
Carpenter Technology                           10,700                  591,710
Century Aluminum                               18,200(b)               424,060
Cleveland-Cliffs                               10,500                  609,105
Commercial Metals                              14,300                  364,793
Gibraltar Inds                                 19,700                  413,897
Metal Management                               17,987                  362,798
Oregon Steel Mills                              2,275(b)                37,833
Quanex                                         11,102                  560,207
Steel Dynamics                                  4,758                  129,322
Total                                                                3,776,214

Miscellaneous (--%)
Collectors Universe                               509(b)                 9,254

Multi-industry (2.6%)
Actuant Cl A                                   34,300(b)             1,460,837
AMETEK                                            826                   31,281
Arbitron                                          447                   18,917
GEO Group                                       1,828(b)                48,003
Global Imaging Systems                         21,548(b)               747,500
Labor Ready                                     2,704(b)                45,130
Pre-Paid Legal Services                           572                   20,426
Stewart & Stevenson Services                   29,100                  698,400
Stratasys                                      27,100(b)               733,055
Vertrue                                         4,181(b)               127,144
Total                                                                3,930,693

Paper & packaging (0.5%)
Greif Cl A                                      5,283                  366,481
Potlatch                                        1,964                   92,760
Silgan Holdings                                 4,387                  268,397
Total                                                                  727,638

Real estate (0.4%)
CoStar Group                                   15,400(b)               609,070

Real estate investment trust (1.2%)
Associated Estates Realty                      10,003                   98,430
CBL & Associates Properties                     5,667                  438,456
Equity Lifestyle Properties                     1,028                   37,625
Innkeepers USA Trust                           17,853                  236,909
Mission West Properties                         2,552                   25,903
New Century Financial                           1,146                   52,086
Tanger Factory Outlet Centers                     406                    9,403
Taubman Centers                                 4,010                  118,696
Trizec Properties                               6,262                  125,177
Ventas                                         25,400                  685,291
Total                                                                1,827,976

Restaurants (1.1%)
California Pizza Kitchen                          404(b)                 9,211
CEC Entertainment                               1,964(b)                71,097
CKE Restaurants                                13,168(b)               195,413
Dave & Buster's                                39,316(b)               662,475
Famous Dave's of America                        2,309(b)                24,960
Jack in the Box                                16,029(b)               586,020
Ruby Tuesday                                    9,000                  202,500
Total                                                                1,751,676

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
3   --   AXP DISCOVERY FUND   --   PORTFOLIO HOLDINGS AT APRIL 30, 2005

Issuer                                         Shares                 Value(a)

Retail -- general (3.6%)
7-Eleven                                        6,662(b)              $155,824
Barnes & Noble                                  9,669(b)               344,216
BJ's Wholesale Club                             2,089(b)                55,672
Bon-Ton Stores                                  2,458                   43,949
Borders Group                                  32,600                  788,594
Build-A-Bear Workshop                             321(b)                 8,606
Charming Shoppes                               24,449(b)               181,901
Department 56                                   2,804(b)                36,564
Finlay Enterprises                                423(b)                 5,025
Foot Locker                                    47,700                1,271,682
GameStop Cl B                                   2,737(b)                63,882
Goody's Family Clothing                        21,100                  174,075
Pantry                                         12,688(b)               406,270
PETCO Animal Supplies                           5,976(b)               187,049
Rent-A-Center                                  18,048(b)               433,874
Sotheby's Holdings Cl A                        11,408(b)               186,863
Stage Stores                                    6,840(b)               258,689
Stein Mart                                      2,424(b)                49,110
Trans World Entertainment                      13,541(b)               179,824
Tuesday Morning                                12,700(b)               333,502
United Auto Group                              12,300                  348,582
Total                                                                5,513,753

Telecom equipment & services (2.1%)
Aspect Communications                           1,281(b)                10,901
CommScope                                       3,709(b)                52,371
Comtech Telecommunications                     13,431(b)               471,562
FairPoint Communications                       25,500                  374,340
Premiere Global Services                       30,358(b)               327,866

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Telecom equipment & services (cont.)
SpectraLink                                    19,200                 $213,312
UbiquiTel                                     134,901(b)               975,335
Westell Technologies Cl A                     150,000(b)               777,000
Total                                                                3,202,687

Textiles & apparel (0.6%)
Culp                                              962(b)                 4,521
Genesco                                           306(b)                 7,873
Hartmarx                                        6,158(b)                53,144
K-Swiss Cl A                                    3,917                  117,510
Warnaco Group                                  30,000(b)               673,800
Wolverine World Wide                            3,617                   73,389
Total                                                                  930,237

Utilities -- electric (0.2%)
Cleco                                           3,241                   66,181
El Paso Electric                                4,589(b)                89,531
PNM Resources                                   2,352                   65,033
Unisource Energy                                  657                   20,531
WPS Resources                                     734                   38,704
Total                                                                  279,980

Utilities -- natural gas (1.3%)
Energen                                         8,129                  503,592
Natl Fuel Gas                                   6,778                  184,565
Nicor                                           1,286                   47,543
UGI                                            23,891                1,200,045
Total                                                                1,935,745

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Utilities -- telephone (0.8%)
Commonwealth
  Telephone Enterprises                         5,890(b)              $273,649
General Communication Cl A                     82,600(b)               697,144
Talk America Holdings                          15,699(b)               135,168
Tessco Technologies                             3,310(b)                43,196
Total                                                                1,149,157

Total common stocks
(Cost: $136,745,851)                                              $149,092,356

Short-term securities (3.4%)(e)
Issuer                 Effective              Principal               Value(a)
                         yield                 amount
Commercial paper
Alpine Securitization
  05-02-05                2.95%            $3,900,000               $3,899,042
BNP Paribas North America
  05-02-05                2.97              1,300,000                1,299,678

Total short-term securities
(Cost: $5,199,146)                                                  $5,198,720

Total investments in securities
(Cost: $141,944,997)(f)                                           $154,291,076

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Jan. 31, 2005.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At April 30, 2005, the value of foreign securities represented 3.3% of net assets.

(d)   At April 30, 2005, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 1.4% of net assets. 2.0% of net assets is the Fund's cash equivalent position.

(f) At April 30, 2005, the cost of securities for federal income tax purposes was approximately $141,945,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $21,728,000
      Unrealized depreciation                                       (9,382,000)
                                                                    ----------
      Net unrealized appreciation                                  $12,346,000
                                                                   -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
4   --   AXP DISCOVERY FUND   --   PORTFOLIO HOLDINGS AT APRIL 30, 2005

                                                              S-6457-80 C (6/05)

                               PORTFOLIO HOLDINGS

                                       FOR

                        AXP(R) INCOME OPPORTUNITIES FUND

                                AT APRIL 30, 2005

Investments in Securities

AXP Income Opportunities Fund

April 30, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (95.5%)
Issuer                  Coupon                  Principal             Value(a)
                         rate                    amount

Commercial mortgage-backed(f)/
Asset-backed securities (1.9%)
Metris Master Trust
  Series 2001-2 Cl C
   11-20-09               4.89%            $1,600,000(d,e)          $1,594,688
  Series 2004-2 Cl D
   10-20-10               6.25              3,745,000(d,e)           3,775,334
  Series 2005-1A Cl D
   03-21-11               4.77                775,000(d,e)             770,815
Total                                                                6,140,837

Aerospace & defense (3.0%)
Alliant Techsystems
   05-15-11               8.50                465,000                  494,063
DRS Technologies
  Sr Sub Nts
   11-01-13               6.88              1,215,000(d)             1,211,963
   11-01-13               6.88                565,000                  563,588
L-3 Communications
   06-15-12               7.63              1,285,000                1,349,250
   07-15-13               6.13                700,000                  691,250
Moog
  Sr Sub Nts
   01-15-15               6.25              1,275,000                1,262,250
Standard Aero Holdings
  Sr Sub Nts
   09-01-14               8.25              1,680,000(d)             1,722,000
TransDigm
   07-15-11               8.38              2,535,000                2,585,699
Total                                                                9,880,063

Automotive & related (1.9%)
Lear
   05-15-09               8.11                590,000                  610,650
   08-01-14               5.75                800,000                  694,252
NationsRent
  Sr Nts
   05-01-15               9.50              1,530,000(d)             1,533,825

Bonds (continued)
Issuer                  Coupon                  Principal             Value(a)
                         rate                    amount

Automotive & related (cont.)
TRW Automotive
  Sr Nts
   02-15-13               9.38%            $3,330,000               $3,446,550
Total                                                                6,285,277

Beverages & tobacco (1.1%)
Cott Beverages
   12-15-11               8.00              1,950,000                2,047,500
JohnsonDiversey
   05-15-12               9.63              1,485,000                1,507,275
Total                                                                3,554,775

Broker dealers (0.3%)
LaBranche & Co
  Sr Nts
   05-15-12              11.00                980,000                1,029,000

Building materials & construction (1.9%)
Associated Materials
   04-15-12               9.75              2,590,000                2,745,400
Norcraft Companies LP/Finance
  Sr Sub Nts
   11-01-11               9.00              3,505,000                3,505,000
Total                                                                6,250,400

Cable (6.1%)
Cablevision Systems
  Sr Nts
   04-01-09               7.88              1,995,000(d,e)           2,034,900
CCO Holdings LLC/Capital
  Sr Nts
   12-15-10               7.14              1,970,000(d,e)           1,896,125
Charter Communications Operating LLC/Capital
  Sr Nts
   04-30-12               8.00                750,000(d)               720,000

Bonds (continued)
Issuer                  Coupon                  Principal             Value(a)
                         rate                    amount

Cable (cont.)
CSC Holdings
  Sr Nts
   12-15-07               7.88%              $250,000                 $255,625
   07-15-09               8.13                875,000                  896,875
  Sr Nts Series B
   04-01-11               7.63              1,330,000                1,349,950
DIRECTV Holdings LLC/Finance
  Sr Nts
   03-15-13               8.38              2,045,000                2,213,713
Echostar DBS
   10-01-14               6.63              2,325,000(d)             2,255,250
  Sr Nts
   10-01-08               5.75              1,125,000                1,106,719
Kabel Deutschland
  (U.S. Dollar)
   07-01-14              10.63              1,800,000(c,d)           1,899,000
LodgeNet Entertainment
  Sr Sub Deb
   06-15-13               9.50                480,000                  516,000
Mediacom LLC/Capital
  Sr Nts
   01-15-13               9.50                775,000                  742,063
Rainbow Natl Services LLC
  Sr Nts
   09-01-12               8.75              2,280,000(d)             2,439,599
Videotron Ltee
  (U.S. Dollar)
   01-15-14               6.88              1,750,000(c)             1,723,750
Total                                                               20,049,569

Cellular telecommunications (4.0%)
AirGate PCS
   10-15-11               6.89                455,000(d,e)             465,238
American Tower
  Sr Nts
   02-01-09               9.38                170,000                  177,863

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 -- AXP INCOME OPPORTUNITIES FUND -- PORTFOLIO HOLDINGS AT APRIL 30, 2005

Issuer                  Coupon                  Principal             Value(a)
                         rate                    amount

Cellular telecommunications (cont.)
Crown Castle Intl
  Sr Nts
   08-01-11               9.38%              $310,000                 $339,450
Dobson Cellular Systems
   11-01-11               7.49              1,220,000(d,e)           1,244,400
Intelsat Bermuda
  (U.S. Dollar) Sr Nts
   01-15-12               7.81              2,675,000(c,d,e)         2,681,687
Nextel Communications
  Sr Nts
   10-31-13               6.88              3,645,000                3,836,362
   03-15-14               5.95                265,000                  268,313
   08-01-15               7.38                180,000                  191,700
Rogers Wireless Communications
  (U.S. Dollar)
   12-15-10               6.14                785,000(c,e)             806,588
   05-01-11               9.63              1,275,000(c)             1,447,124
   12-15-12               7.25                940,000(c)               961,150
  (U.S. Dollar) Sr Sub Nts
   12-15-12               8.00                755,000(c)               773,875
Total                                                               13,193,750

Chemicals (3.7%)
Compass Minerals Group
   08-15-11              10.00                895,000                  975,550
Equistar Chemicals LP/Funding
  Sr Nts
   05-01-11              10.63              1,000,000                1,115,000
Georgia Gulf
  Sr Nts
   12-15-13               7.13              3,010,000                3,085,250
INVISTA
   05-01-12               9.25              3,525,000(d)             3,771,750
PQ
   02-15-13               7.50              2,715,000(d)             2,633,550
Rockwood Specialties Group
  Sr Sub Nts
   05-15-11              10.63                430,000                  471,388
Total                                                               12,052,488

Electronics (1.6%)
Communications & Power Inds
  Sr Sub Nts
   02-01-12               8.00              1,935,000                1,867,275
Flextronics Intl
  (U.S. Dollar) Sr Sub Nts
   11-15-14               6.25              2,565,000(c)             2,372,625
Saniminia-SCI
   01-15-10              10.38                825,000                  903,375
Total                                                                5,143,275

Energy (3.7%)
Chesapeake Energy
  Sr Nts
   09-15-13               7.50                980,000                1,033,900
   06-15-14               7.50                567,000                  593,933
   08-15-14               7.00                110,000                  112,750
   06-15-15               6.38                660,000(d)               646,800
Encore Acquisition
  Sr Sub Nts
   04-15-14               6.25              1,780,000                1,717,700

Bonds (continued)
Issuer                  Coupon                  Principal             Value(a)
                         rate                    amount

Energy (cont.)
Energy Transfer Partners LP
  Sr Nts
   02-01-15               5.95%            $2,455,000(d)            $2,463,658
Grant Prideco
  Series B
   12-01-07               9.63                400,000                  437,000
Grant Prideco Escrow
   12-15-09               9.00              1,710,000                1,863,900
Hilcorp Energy I LP/Finance
  Sr Nts
   09-01-10              10.50                750,000(d)               825,000
Newfield Exploration
  Sr Nts
   03-01-11               7.63                825,000                  886,875
  Sr Sub Nts
   08-15-12               8.38              1,000,000                1,080,000
   09-01-14               6.63                675,000                  668,250
Total                                                               12,329,766

Energy equipment & services (1.6%)
Key Energy Services
  Series C
   03-01-08               8.38                935,000                  967,725
  Sr Nts
   05-01-13               6.38                895,000                  868,150
Offshore Logistics
   06-15-13               6.13              2,510,000                2,365,675
Pride Intl
  Sr Nts
   07-15-14               7.38                545,000                  572,250
Total                                                                4,773,800

Environmental services (0.2%)
Clean Harbors
   07-15-12              11.25                540,000(d)               599,400

Financial services (1.3%)
ALH Finance LLC
   01-15-13               8.50              2,200,000                2,112,000
BCP Crystal US Holdings
  Sr Sub Nts
   06-15-14               9.63              1,643,000                1,811,408
Metris Companies
   07-15-06              10.13                195,000                  195,000
Total                                                                4,118,408

Food (2.7%)
American Seafoods Group LLC
   04-15-10              10.13              1,545,000                1,653,150
Burns Philp Capital Property
  (U.S. Dollar)
   11-15-10               9.50                960,000(c)             1,044,000
  (U.S. Dollar) Sr Sub Nts
   02-15-11              10.75              3,250,000(c)             3,591,250
Del Monte
  Sr Sub Nts
   12-15-12               8.63              2,230,000                2,374,950
Total                                                                8,663,350

Bonds (continued)
Issuer                  Coupon                  Principal             Value(a)
                         rate                    amount

Furniture & appliances (0.3%)
Sealy Mattress
  Sr Sub Nts
   06-15-14               8.25%            $1,120,000               $1,131,200

Health care products (0.6%)
VWR Intl
  Sr Nts
   04-15-12               6.88              2,050,000                1,957,750

Health care services (7.0%)
Ardent Health Services
  Sr Sub Nts
   08-15-13              10.00                445,000                  538,940
Community Health Systems
  Sr Sub Nts
   12-15-12               6.50                990,000                  970,200
Coventry Health Care
  Sr Nts
   01-15-12               5.88              1,630,000                1,621,850
   01-15-12               5.88              1,630,000(d)             1,621,850
DaVita
  Sr Nts
   03-15-13               6.63              3,205,000(d)             3,172,949
HCA
   11-06-08               5.25                500,000                  499,840
   12-01-09               5.50                890,000                  883,016
  Sr Nts
   02-01-11               7.88                500,000                  544,319
   05-01-12               6.95              1,100,000                1,146,670
   03-15-14               5.75              2,550,000                2,460,143
IASIS Healthcare LLC/Capital
  Sr Sub Nts
   06-15-14               8.75              1,000,000                1,027,500
MedCath Holding
  Sr Nts
   07-15-12               9.88                985,000                1,073,650
NeighborCare
  Sr Sub Nts
   11-15-13               6.88              1,100,000                1,149,500
Select Medical
  Sr Sub Nts
   02-01-15               7.63              1,570,000(d)             1,538,600
Tenet Healthcare
  Sr Nts
   07-01-14               9.88                730,000                  750,075
Triad Hospitals
  Sr Nts
   05-15-12               7.00              2,010,000                2,060,250
  Sr Sub Nts
   11-15-13               7.00                805,000                  802,988
US Oncology
   08-15-12               9.00              1,065,000                1,112,925
Total                                                               22,975,265

Home building (2.3%)
DR Horton
  Sr Nts
   05-01-13               6.88                200,000                  212,505
  Sr Sub Nts
   09-15-10               9.75                500,000                  585,448

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 -- AXP INCOME OPPORTUNITIES FUND -- PORTFOLIO HOLDINGS AT APRIL 30, 2005

Issuer                  Coupon                  Principal             Value(a)
                         rate                    amount

Home building (cont.)
KB HOME
   08-15-11               6.38%              $915,000                 $943,331
  Sr Sub Nts
   02-01-10               7.75                500,000                  523,402
Meritage Homes
  Sr Nts
   03-15-15               6.25              1,255,000(d)             1,154,600
Standard Pacific
  Sr Nts
   05-15-11               6.88                775,000                  778,875
   03-15-13               7.75                150,000                  155,250
WCI Communities
   05-01-12               9.13                500,000                  522,500
   03-15-15               6.63              1,345,000(d)             1,223,950
William Lyon Homes
   04-01-13              10.75              1,275,000                1,345,124
Total                                                                7,444,985

Household products (0.6%)
Visant
   10-01-12               7.63              1,820,000                1,820,000

Industrial services (1.4%)
Allied Waste North America
   04-15-11               6.38                795,000                  723,450
  Series B
   02-15-11               5.75                960,000                  842,400
   09-01-12               9.25                865,000                  912,575
Da-Lite Screen
  Sr Nts
   05-15-11               9.50                750,000                  819,375
Natl Waterworks
  Series B
   12-01-12              10.50              1,000,000                1,127,500
Total                                                                4,425,300

Industrial transportation (0.6%)
Interpool
   08-01-07               7.20                310,000                  316,975
   08-01-07               7.35              1,070,000                1,094,075
TFM
  (U.S. Dollar)
   05-01-12               9.38                530,000(c,d)             532,650
Total                                                                1,943,700

Leisure time & entertainment (1.6%)
Loews Cineplex
   08-01-14               9.00              1,505,000(d)             1,459,850
Speedway Motorsports
  Sr Sub Nts
   06-01-13               6.75              1,375,000                1,392,188
Vail Resorts
  Sr Sub Nts
   02-15-14               6.75              2,410,000                2,373,850
Total                                                                5,225,888

Lodging & gaming (7.5%)
Boyd Gaming
  Sr Sub Nts
   04-15-12               8.75              1,920,000                2,068,799
   12-15-12               7.75                970,000                1,018,500

Bonds (continued)
Issuer                  Coupon                  Principal             Value(a)
                         rate                    amount

Lodging & gaming (cont.)
Caesars Entertainment
  Sr Nts
   04-15-13               7.00%            $1,465,000               $1,585,863
  Sr Sub Nts
   09-15-08               8.88                200,000                  220,250
   03-15-10               7.88                350,000                  383,250
Circus & Eldorado Jt Venture/Silver Legacy Capital
  1st Mtge
   03-01-12              10.13              2,715,000                2,918,624
MGM MIRAGE
   10-01-09               6.00                150,000                  148,125
   09-15-10               8.50              1,825,000                1,989,250
  Sr Nts
   09-01-12               6.75                800,000                  800,000
   02-27-14               5.88                725,000                  679,688
Mohegan Tribal Gaming Authority
  Sr Nts
   02-15-13               6.13              1,520,000(d)             1,497,200
MTR Gaming Group
  Series B
   04-01-10               9.75                960,000                1,046,400
Penn Natl Gaming
   03-15-10               8.88                800,000                  849,000
Premier Entertainment Biloxi LLC/Finance
  1st Mtge
   02-01-12              10.75                805,000                  817,075
River Rock Entertainment Authority
  Sr Nts
   11-01-11               9.75              1,915,000                2,039,475
Riviera Holdings
   06-15-10              11.00                500,000                  550,000
Seneca Gaming
  Sr Nts
   05-01-12               7.25              1,200,000                1,188,000
Starwood Hotels & Resorts
   11-15-15               7.38              1,565,000                1,678,463
Station Casinos
  Sr Nts
   04-01-12               6.00              1,200,000                1,191,000
Virgin River Casino
   01-15-12               9.00              1,755,000(d)             1,816,425
Wheeling Island Gaming
   12-15-09              10.13                150,000                  159,750
Total                                                               24,645,137

Machinery (1.4%)
Case New Holland
  Sr Nts
   08-01-11               9.25              1,405,000(d)             1,433,100
Gardner Denver
  Sr Sub Nts
   05-01-13               8.00              2,000,000(b,d)           2,000,000
Manitowoc
   11-01-13               7.13              1,200,000                1,224,000
Total                                                                4,657,100

Media (10.7%)
CanWest Media
  (U.S. Dollar) Series B
   04-15-13               7.63                400,000(c)               419,024

Bonds (continued)
Issuer                  Coupon                  Principal             Value(a)
                         rate                    amount

Media (cont.)
Corus Entertainment
  (U.S. Dollar) Sr Sub Nts
   03-01-12               8.75%            $1,790,000(c)            $1,897,400
Dex Media East LLC/Finance
   11-15-12              12.13              2,125,000                2,499,531
Dex Media West LLC/Finance
  Sr Nts
   11-15-11               5.88              2,895,000                2,793,675
  Sr Sub Nts Series B
   08-15-13               9.88                394,000                  437,340
Emmis Operating
   05-15-12               6.88              2,040,000                2,014,500
Entercom Radio
   03-01-14               7.63              1,260,000                1,310,400
Gray Television
   12-15-11               9.25              2,000,000                2,165,000
Lamar Media
   01-01-13               7.25              2,950,000                3,038,499
Liberty Media
  Sr Nts
   05-15-13               5.70              2,765,000                2,614,512
LIN TV
  Sr Sub Nts
   05-15-13               6.50                860,000                  823,450
   05-15-13               6.50              1,670,000(d)             1,599,025
Quebecor Media
  (U.S. Dollar) Sr Nts
   07-15-11              11.13                180,000(c)               198,000
Radio One
  Series B
   07-01-11               8.88              1,300,000                1,391,000
RH Donnelley
   12-15-12              10.88              2,310,000                2,639,175
Salem Communications
   12-15-10               7.75              2,900,000                2,972,500
Salem Communications Holding
  Series B
   07-01-11               9.00                495,000                  524,700
Shaw Communications
  (U.S. Dollar) Sr Nts
   04-06-11               7.25              1,865,000(c)             1,976,900
Sun Media
  (U.S. Dollar)
   02-15-13               7.63              1,500,000(c)             1,530,000
Susquehanna Media
  Sr Sub Nts
   04-15-13               7.38              1,705,000                1,764,675
Total                                                               34,609,306

Metals (1.6%)
Earle M Jorgensen
   06-01-12               9.75                990,000                1,049,400
Euramax Intl
  Sr Sub Nts
   08-15-11               8.50              1,825,000                1,934,500
Ispat Inland ULC
  (U.S. Dollar)
   04-01-14               9.75                805,000(c)               919,713

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3 -- AXP INCOME OPPORTUNITIES FUND -- PORTFOLIO HOLDINGS AT APRIL 30, 2005

Issuer                  Coupon                  Principal             Value(a)
                         rate                    amount

Metals (cont.)
Valmont Inds
   05-01-14               6.88%            $1,490,000               $1,460,200
Total                                                                5,363,813

Miscellaneous (1.6%)
NationsRent
   10-15-10               9.50              2,450,000                2,646,000
United Rentals North America
   02-15-12               6.50              2,175,000                2,071,688
  Sr Sub Nts
   02-15-14               7.00                675,000                  607,500
Total                                                                5,325,188

Multi-industry (0.3%)
TriMas
   06-15-12               9.88              1,115,000                1,098,275

Paper & packaging (7.4%)
Cascades
  (U.S. Dollar) Sr Nts
   02-15-13               7.25              2,050,000(c)             2,019,250
Crown European Holdings
  (U.S. Dollar)
   03-01-11               9.50              1,200,000(c)             1,296,000
   03-01-13              10.88              1,950,000(c)             2,227,875
Georgia-Pacific
   02-01-10               8.88              2,350,000                2,608,500
Graphic Packaging Intl
  Sr Nts
   08-15-11               8.50              2,965,000                2,950,174
JSG Funding
  (U.S. Dollar) Sr Nts
   10-01-12               9.63              2,815,000(c)             2,786,850
NewPage
   05-01-12              10.00              1,475,000(b,d)           1,438,125
Norampac
  (U.S. Dollar) Sr Nts
   06-01-13               6.75              2,335,000(c)             2,311,650
Owens-Illinois Glass Container
   05-15-11               7.75              1,590,000                1,677,450
   11-15-12               8.75              1,600,000                1,744,000
   05-15-13               8.25                940,000                  996,400
Silgan Holdings
  Sr Sub Nts
   11-15-13               6.75              2,025,000                2,014,875
Total                                                               24,071,149

Retail -- general (1.0%)
General Nutrition Centers
  Sr Nts
   01-15-11               8.63              1,205,000(d)             1,090,525
Toys "R" Us
   04-15-13               7.88                670,000                  582,900
United Auto Group
   03-15-12               9.63              1,460,000                1,518,400
Total                                                                3,191,825

Bonds (continued)
Issuer                  Coupon                  Principal             Value(a)
                         rate                    amount

Telecom equipment & services (4.0%)
CPI Holdco
  Sr Nts
   02-01-15               8.83%            $1,190,000(d,e)          $1,142,400
GCI
  Sr Nts
   02-15-14               7.25                870,000(d)               828,675
   02-15-14               7.25              1,515,000                1,443,037
Inmarsat Finance
  (U.S. Dollar)
   06-30-12               7.63              1,345,000(c)             1,378,625
MCI
  Sr Nts
   05-01-09               7.69              1,295,000                1,337,088
   05-01-14               8.74                555,000                  600,788
Qwest
   11-15-08               5.63                475,000                  464,313
   03-15-12               9.13              2,790,000(d)             2,957,399
Qwest Communications Intl
  Sr Nts
   02-15-09               6.29                930,000(d,e)             923,025
Qwest Services
   12-15-07              13.50                820,000(d)               895,850
Valor Telecommunications Enterprises LLC/Finance
  Sr Nts
   02-15-15               7.75              1,200,000(d)             1,149,000
Total                                                               13,120,200

Utilities -- electric (5.6%)
Aquila
  Sr Nts
   11-15-09               7.63              1,645,000                1,649,113
   02-01-11               9.95                965,000                1,051,850
CMS Energy
  Sr Nts
   08-01-10               7.75              1,670,000                1,715,925
   02-01-12               6.30              1,555,000                1,512,242
IPALCO Enterprises
   11-14-11               8.63              3,645,000                4,155,299
NRG Energy
   12-15-13               8.00                600,000(d)               607,500
Potomac Edison
  1st Mtge
   11-15-14               5.35              2,500,000(d)             2,475,000
Reliant Energy
   07-15-13               9.50                775,000                  804,063
   12-15-14               6.75              1,970,000                1,738,525
Salton Sea Funding
  Sr Nts Series C
   05-30-10               7.84                315,227                  336,111
Sierra Pacific Power
   04-15-12               6.25              1,045,000                1,042,388
Texas Genco LLC/Financing
  Sr Nts
   12-15-14               6.88                548,000(d)               537,040
Utilicorp Canada Finance
  (U.S. Dollar)
   06-15-11               7.75                775,000(c)               775,000
Total                                                               18,400,056

Bonds (continued)
Issuer                  Coupon                  Principal             Value(a)
                         rate                    amount

Utilities -- natural gas (3.6%)
ANR Pipeline
   03-15-10               8.88%            $3,050,000               $3,308,484
Colorado Interstate Gas
  Sr Nts
   03-15-15               5.95                445,000(d)               429,425
El Paso Natural Gas
  Sr Nts Series A
   08-01-10               7.63              1,400,000                1,462,759
Northwest Pipeline
   03-01-10               8.13                500,000                  538,125
Southern Natural Gas
   09-15-08               6.13                225,000                  223,735
   03-15-10               8.88              1,000,000                1,086,900
Southern Star Central
   08-01-10               8.50              1,600,000                1,712,000
Transcontinental Gas Pipe Line
  Series B
   08-15-11               7.00              2,800,000                2,947,000
Total                                                               11,708,428

Utilities -- telephone (0.9%)
Cincinnati Bell
  Sr Nts
   02-15-15               7.00              3,340,000(d)             3,072,800

Variable rate senior loan interests (0.6%)
Metris Companies
  Term Loan
   05-06-07              12.58                950,000                  990,375
Qwest
  Term Loan B
   06-30-10               6.95              1,000,000                  975,000
Total                                                                1,965,375

Total bonds
(Cost: $315,850,761)                                              $312,216,898

Short-term securities (3.6%)
Issuer                 Effective                 Amount               Value(a)
                         yield                 payable at
                                                maturity

U.S. government agency (2.2%)
Federal Natl Mtge Assn Disc Nts
   05-03-05               2.63%            $5,300,000               $5,298,454
   06-06-05               2.74              1,900,000                1,894,516
Total                                                                7,192,970

Commercial paper (1.4%)
Sheffield Receivables
   05-02-05               2.96              4,500,000                4,498,890

Total short-term securities
(Cost: $11,692,461)                                                $11,691,860

Total investments in securities
(Cost: $327,543,222)(g)                                           $323,908,758

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4 -- AXP INCOME OPPORTUNITIES FUND -- PORTFOLIO HOLDINGS AT APRIL 30, 2005

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Jan. 31, 2005.

(b) At April 30, 2005, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $3,456,902.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. At April 30, 2005, the value of foreign securities represented 11.5% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, the value of these securities amounted to $73,781,945 or 22.6% of net assets.

(e) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on April 30, 2005.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) At April 30, 2005, the cost of securities for federal income tax purposes was approximately $327,543,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $ 2,498,000
      Unrealized depreciation                                      (6,132,000)
                                                                   ----------
      Net unrealized depreciation                                 $(3,634,000)
                                                                  -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
5 -- AXP INCOME OPPORTUNITIES FUND -- PORTFOLIO HOLDINGS AT APRIL 30, 2005

                                                              S-6266-80 C (6/05)

                               PORTFOLIO HOLDINGS

                                       FOR

                   AXP(R) INFLATION PROTECTED SECURITIES FUND

                                AT APRIL 30, 2005

Investments in Securities

AXP Inflation Protected Securities Fund

April 30, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (99.0%)
Issuer                  Coupon                  Principal             Value(a)
                         rate                    amount

Foreign government (1.0%)
Bundesrepublik Deutschland
  (European Monetary Unit)
  01-04-07                6.00%               559,000(c)              $763,133
United Kingdom Treasury
  (British Pound)
  12-07-06                7.50                395,000(c)               787,655
Total                                                                1,550,788

Bonds (continued)
Issuer                  Coupon                  Principal             Value(a)
                         rate                    amount

U.S. government obligations & agencies (98.0%)(b)
U.S. Treasury Inflation-Indexed Bond
  01-15-07                3.38%           $15,698,369              $16,438,886
  01-15-08                3.63             21,134,357               22,689,582
  01-15-09                3.88              7,799,164                8,603,087
  04-15-10                0.88              7,217,271                7,118,194
  07-15-12                3.00             19,752,321               21,958,763
  01-15-14                2.00             19,687,635               20,435,031
  07-15-14                2.00             11,363,576               11,791,733
  01-15-25                2.38              7,167,090                7,828,089
  04-15-28                3.63             21,287,987               28,441,921
  04-15-29                3.88              6,759,810                9,448,152
Total                                                              154,753,438

Total bonds
(Cost: $153,167,553)                                              $156,304,226

Short-term securities (1.0%)
Issuer                 Effective                 Amount               Value(a)
                         yield                 payable at
                                                maturity

U.S. government agency (0.6%)
Federal Natl Mtge Assn Disc Nt
  05-11-05                2.79%            $1,000,000                 $999,070

Commercial paper (0.4%)
BNP Paribas
  05-02-05                2.98                600,000                  599,851

Total short-term securities
(Cost: $1,599,049)                                                  $1,598,921

Total investments in securities
(Cost: $154,766,602)(d)                                           $157,903,147

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Jan. 31, 2005.

(b) U.S. Treasury inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. At April 30, 2005, the value of foreign securities represented 1.0% of net assets.

(d) At April 30, 2005, the cost of securities for federal income tax purposes was approximately $154,767,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $3,180,000
      Unrealized depreciation                                         (44,000)
                                                                      -------
      Net unrealized appreciation                                  $3,136,000
                                                                   ----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
1 -- AXP INFLATION PROTECTED SECURITIES FUND -- PORTFOLIO HOLDINGS AT
        APRIL 30, 2005

                                                              S-6280-80 C (6/05)

                               PORTFOLIO HOLDINGS

                                       FOR

                        AXP(R) LIMITED DURATION BOND FUND

                                AT APRIL 30, 2005

Investments in Securities

AXP Limited Duration Bond Fund

April 30, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (94.4%)
Issuer                  Coupon                Principal             Value(a)
                         rate                  amount

Foreign government (2.1%)
Bundesrepublik Deutschland
  (European Monetary Unit)
   01-04-07               6.00%               665,000(c)             $907,841
United Kingdom Treasury
  (British Pound)
   12-07-06               7.50                457,000(c)              911,288
United Mexican States
  (U.S. Dollar)
   09-27-34               6.75                295,000(c)              293,820
Total                                                               2,112,949

U.S. government obligations & agencies (25.6%)
Federal Home Loan Bank
   09-22-05               2.13              1,300,000               1,294,894
   05-22-06               2.88              2,200,000               2,181,883
   08-11-06               3.25              3,750,000               3,726,375
   04-18-08               4.13                785,000                 787,339
Federal Home Loan Mtge Corp
   04-15-08               5.75              3,460,000               3,626,443
   03-18-09               3.76                545,000                 537,771
   01-15-12               5.75              3,780,000               4,071,562
Federal Natl Mtge Assn
   05-15-08               6.00                900,000                 950,035
   02-15-09               3.25              1,155,000               1,119,507
   06-01-18               4.50                869,304                 861,983
U.S. Treasury
   05-31-05               1.25              7,230,000               7,220,517
   11-15-05               5.75              5,000,000               5,066,989
   11-30-06               2.88              1,890,000               1,870,066
   02-15-08               3.00              2,895,000               2,839,587
   04-15-10               4.00              8,370,000               8,408,576
   02-15-15               4.00                156,000                 153,471
   08-15-23               6.25              1,623,000               1,950,517
   02-15-26               6.00                875,000               1,035,337
Total                                                              47,702,852

Bonds (continued)
Issuer                  Coupon                Principal             Value(a)
                         rate                  amount

Commercial mortgage-backed(f)/
Asset-backed securities (8.3%)
Aesop Funding II LLC
  Series 2002-1A Cl A1 (AMBAC)
   10-20-06               3.85%              $200,000(d,g)           $200,290
AmeriCredit Automobile Receivables Trust
  Series 2002-C Cl 4A (FSA)
   02-12-09               3.55                100,000(g)               99,717
  Series 2004-CA Cl A3 (AMBAC)
   03-06-09               3.00                200,000(g)              197,906
  Series 2004-DF Cl A3 (FSA)
   07-06-09               2.98                300,000(g)              293,672
ARG Funding
  Series 2005-1A Cl A3 (MBIA)
   04-20-10               4.29                350,000(d,g)            347,771
Banc of America Commercial Mtge
  Series 2004-5 Cl A4
   11-10-41               4.94                400,000                 403,072
  Series 2005-1 Cl A4
   11-10-42               4.88                250,000                 255,396
Bear Stearns Commercial Mtge Securities
  Series 2004-PWR5 Cl A3
   07-11-42               4.57                350,000                 348,600
  Series 2004-PWR6 Cl A6
   11-11-41               4.83                325,000                 324,327
  Series 2004-T16 Cl A3
   02-13-46               4.03                240,000                 236,338
California State Teachers' Retirement System Trust
  Series 2002-C6 Cl A3
   11-20-14               4.46                167,317(d)              167,555
Commercial Mtge Pass-Through Ctfs
  Series 2004-CNL Cl A1
   09-15-14               3.17                300,000(d,i)            297,978
  Series 2004-LB3A Cl A3
   07-10-37               5.09                500,000                 511,929
  Series 2004-LB3A Cl A4
   07-10-37               5.23                450,000                 463,978

Bonds (continued)
Issuer                  Coupon                Principal             Value(a)
                         rate                  amount

Commercial mortgage-backed(f)/
Asset-backed securities (cont.)
CS First Boston Mtge Securities
  Series 2004-C1 Cl A2
   01-15-37               3.52%              $375,000                $365,445
GE Capital Commercial Mtge
  Series 2001-3 Cl A1
   06-10-38               5.56                535,154                 552,290
  Series 2004-C2 Cl A2
   03-10-40               4.12                200,000                 196,906
  Series 2005-C1 Cl A5
   06-10-48               4.77                400,000(j)              397,812
GMAC Commercial Mtge Securities
  Series 2004-C3 Cl A4
   12-10-41               4.55                400,000                 397,230
  Series 2004-C3 Cl A5
   12-10-41               4.86                300,000                 299,640
Greenwich Capital Commercial Funding
  Series 2004-GG1 Cl A4
   06-10-36               4.76                900,000                 908,283
  Series 2005-GG3 Cl A1
   08-10-42               3.92                193,995                 192,972
Honda Auto Receivables Owner Trust
  Series 2005-1 Cl A3
   10-21-08               3.53                200,000                 198,732
JPMorgan Chase Commercial Mtge Securities
  Series 2003-CB6 Cl A1
   07-12-37               4.39                536,084                 532,996
  Series 2004-C2 Cl A2
   05-15-41               5.26                350,000(i)              359,380
  Series 2004-CBX Cl A3
   01-12-37               4.18                150,000                 148,108
  Series 2004-CBX Cl A5
   01-12-37               4.65                200,000                 199,251
  Series 2005-CB11 Cl A3
   08-12-37               5.20                350,000                 360,173

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 -- AXP LIMITED DURATION BOND FUND -- PORTFOLIO HOLDINGS AT APRIL 30, 2005

Issuer                  Coupon                Principal             Value(a)
                         rate                  amount

Commercial mortgage-backed(f)/
Asset-backed securities (cont.)
LB-UBS Commercial Mtge Trust
  Series 2002-C4 Cl A4
   09-15-26               4.56%              $250,000                $250,133
  Series 2002-C4 Cl A5
   09-15-31               4.85                500,000                 505,176
  Series 2003-C8 Cl A2
   11-15-27               4.21                350,000                 347,925
  Series 2003-C8 Cl A3
   11-15-27               4.83                350,000                 353,357
  Series 2004-C2 Cl A3
   03-15-29               3.97                250,000                 240,040
  Series 2004-C4 Cl A3
   06-15-29               5.16                200,000(i)              205,989
  Series 2004-C6 Cl A4
   08-15-29               4.58                100,000                  99,935
  Series 2004-C7 Cl A2
   10-15-29               3.99                400,000                 392,264
  Series 2004-C8 Cl A2
   12-15-29               4.20                350,000                 346,504
  Series 2004-C8 Cl A6
   12-15-29               4.80                200,000                 199,529
  Series 2005-C1 Cl A4
   02-15-30               4.74                300,000                 299,043
Long Beach Auto Receivables Trust
  Series 2004-C Cl A3 (FSA)
   09-15-09               3.40                250,000(g)              247,950
Metris Master Trust
  Series 2004-2 Cl M
   10-20-10               3.24                150,000(i)              150,092
Morgan Stanley Auto Loan Trust
  Series 2004-HB2 Cl A3
   03-16-09               2.94                250,000                 246,141
Morgan Stanley Capital I
  Series 2004-HQ4 Cl A5
   04-14-40               4.59                300,000                 298,440
  Series 2004-IQ8 Cl A2
   06-15-40               3.96                220,000                 217,949
Nissan Auto Lease Trust
  Series 2004-A Cl A3
   08-15-07               2.90                100,000                  98,854
Nissan Auto Receivables Owner Trust
  Series 2005-A Cl A3
   10-15-08               3.54                300,000                 297,816
Residential Asset Securities
  Series 2002-KS1 Cl AI4 (AMBAC)
   11-25-29               5.86                 69,883(g)               69,927
Wachovia Bank Commercial Mtge Trust
  Series 2005-C16 Cl A2
   10-15-41               4.38                350,000                 348,370
  Series 2005-C16 Cl A3
   10-15-41               4.62                400,000                 398,669
WFS Financial Owner Trust
  Series 2004-3 Cl A3
   03-17-09               3.30                250,000                 247,556
World Omni Auto Receivables Trust
  Series 2005-A Cl A3
   06-12-09               3.54                400,000                 397,532
Total                                                              15,516,938

Bonds (continued)
Issuer                  Coupon                Principal             Value(a)
                         rate                  amount

Mortgage-backed securities (44.6%)(f,k)
Adjustable Rate Mtge Trust
  Series 2004-2 Cl 6A1
   02-25-35               5.28%              $398,410(e)             $403,432
  Series 2005-3 Cl 7A1
   07-25-35               5.09                271,455(e)              274,218
Banc of America Mtge Securities
  Series 2004-F Cl B1
   07-25-34               4.15                248,194(e)              248,554
Bank of America Alternative Loan Trust
  Series 2003-11 Cl 1A1
   01-25-34               6.00                234,357                 238,292
  Series 2003-11 Cl 4A1
   01-25-19               4.75                278,994                 277,700
Bear Stearns Adjustable Rate Mtge Trust
  Series 2004-12 Cl 3A1
   02-25-35               5.20                426,811(e)              429,760
Chaseflex Trust
  Series 2005-1 Cl 1A2
   05-25-35               6.00              2,000,000(b)            2,045,320
   05-25-35               6.50                500,000(b)              513,360
Countrywide Alternative Loan Trust
  Series 2003-11T1 Cl A1
   07-25-18               4.75                265,445                 263,254
  Series 2004-28CB Cl 6A1
   01-25-35               6.00              1,462,027               1,495,534
  Series 2005-6CB Cl 1A1
   04-25-35               7.50                464,008                 488,481
Countrywide Home Loans
  Series 2004-12 Cl 1M
   08-25-34               4.66                174,823(e)              173,951
CS First Boston Mtge Securities
  Series 2004-AR5 Cl CB1
   06-25-34               4.44                173,895(e)              171,763
Federal Home Loan Mtge Corp
   09-15-06               3.63              2,270,000               2,265,667
   12-01-13               6.00                335,765                 348,503
   01-15-18               6.50                302,510                 321,374
   05-01-18               5.50                622,323                 640,596
   06-01-18               4.50                206,447                 204,808
   10-01-18               5.00                829,206                 836,797
   01-01-19               5.50              1,469,750               1,506,602
   05-01-20               5.50              1,800,000(b)            1,842,750
   01-01-23               5.00                219,623                 219,407
   10-01-23               5.50                438,272                 444,393
   10-01-32               6.00                423,596                 439,561
   03-01-33               6.00                558,097                 577,840
   07-01-33               6.00                264,307                 274,540
   09-01-33               5.00                869,400                 863,284
   09-01-33               6.00                333,710                 344,268
   12-01-33               5.00                433,679                 430,628
   11-01-34               6.50              1,231,991               1,282,519
  Collateralized Mtge Obligation
   04-15-15               4.50                975,000                 979,778
   02-15-27               5.00                200,000                 202,452
   10-15-27               5.00              1,350,000               1,368,269
   06-15-28               5.00                850,000                 861,901
   01-15-33               5.00                 21,681                  21,669
   02-15-33               5.50                212,889                 219,216
  Interest Only
   10-15-22              14.56                411,307(h)               28,868

Bonds (continued)
Issuer                  Coupon                Principal             Value(a)
                         rate                  amount

Mortgage-backed securities (cont.)
Federal Natl Mtge Assn
   05-15-07               3.88%              $700,000                $699,293
   03-01-09               5.86                464,618                 486,867
   10-01-10               4.85                490,683                 498,010
   11-01-10               4.47                170,422                 170,284
   11-01-12               4.84                484,972                 496,073
   09-01-13               5.28                496,950                 516,254
   12-01-13               5.01                393,731                 401,326
   09-01-14               7.00                764,510                 805,311
   08-01-15               5.50                423,454                 434,548
   06-01-17               6.00                449,110                 465,644
   07-01-17               6.50                419,177                 437,351
   09-01-17               6.00                235,715                 244,394
   02-01-18               5.50                358,974                 368,336
   05-01-18               6.00                625,860                 649,232
   06-01-18               4.50                271,540                 269,253
   06-01-18               5.00              1,725,242               1,741,211
   08-01-18               4.50                243,729                 241,758
   10-01-18               4.50                955,177                 947,133
   01-01-19               5.50              1,167,334               1,195,934
   01-01-19               6.00              1,072,658               1,112,166
   01-01-19               6.50                654,374                 682,745
   02-01-19               5.00                549,961                 554,627
   10-01-19               6.00                476,880                 494,445
   05-01-20               4.50                200,000(b)              197,750
   05-01-20               5.00              3,225,000(b)            3,247,173
   05-01-20               6.00              2,000,000(b)            2,071,876
   07-01-23               5.00                165,998                 165,847
   08-01-23               5.50                245,580                 249,368
   09-01-23               5.50                443,074                 448,552
   10-01-23               5.50                617,700                 627,219
   12-01-23               5.50                932,500                 944,029
   09-01-24               5.50              1,539,612               1,563,728
   07-01-28               5.50                186,397                 189,436
   09-01-28               7.50                169,235                 182,043
   12-01-28               5.50                309,217                 314,259
   12-01-28               6.00                322,281                 333,330
   02-01-29               5.50                425,131                 431,548
   04-01-29               6.50                222,774                 233,907
   05-01-29               7.00                845,440                 894,258
   02-01-31               7.50                112,531                 120,804
   05-01-31               6.50                234,854                 244,684
   09-01-31               7.00                186,821                 199,109
   09-01-31               7.50                487,598                 523,444
   07-01-32               6.50                141,649                 148,037
   08-01-32               6.50                436,445                 455,202
   09-01-32               6.50              1,547,527               1,610,891
   10-01-32               6.00                236,531                 243,377
   10-01-32               6.50                387,130                 402,982
   01-01-33               5.50              1,209,399               1,223,204
   02-01-33               6.00                903,524                 928,782
   04-01-33               5.50                664,225                 673,395
   05-01-33               5.50              2,207,545               2,233,685
   05-01-33               6.00                681,227                 700,136
   06-01-33               5.50              2,060,542               2,083,461
   06-01-33               6.00                348,731                 358,411
   07-01-33               4.85                353,804(e)              352,505
   07-01-33               5.00                774,797                 769,443
   07-01-33               5.50                154,928                 156,593
   10-01-33               6.00                238,190                 245,829

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 -- AXP LIMITED DURATION BOND FUND -- PORTFOLIO HOLDINGS AT APRIL 30, 2005

Issuer                  Coupon                Principal             Value(a)
                         rate                  amount

Mortgage-backed securities (cont.)
Federal Natl Mtge Assn (cont.)
   11-01-33               5.50%            $1,113,510              $1,125,476
   11-01-33               7.00                545,472                 576,553
   03-01-34               5.00              2,327,646               2,311,560
   04-01-34               5.00                851,663                 844,126
   05-01-34               6.50                940,017                 979,279
   08-01-34               4.53                340,809(e)              340,601
   08-01-34               5.44                210,667(e)              214,593
   08-01-34               7.00                528,389                 558,017
   09-01-34               4.84                991,277(e)            1,000,465
   11-01-34               6.50              1,267,809               1,320,762
   12-01-34               4.40                248,737(e)              247,332
   05-01-35               6.00                150,000(b)              153,984
  Collateralized Mtge Obligation
   12-25-26               8.00                130,041                 138,057
  Interest Only
   12-25-31               1.19                435,498(h)               76,561
   12-25-33               6.09                371,841(h)               85,782
First Horizon Alternative Mtge Securities
  Series 2004-AA4 Cl A1
   10-25-34               5.43                379,987                 386,663
  Series 2005-AA2 Cl 2A1
   04-25-35               5.45                365,622                 371,845
  Series 2005-AA3 Cl 3A1
   05-25-35               5.44                495,854                 502,568
Govt Natl Mtge Assn
   06-15-32               7.50                 85,954                  92,313
   07-15-33               5.00                470,990                 470,952
   10-15-33               5.00                779,145                 778,831
   10-15-33               5.50                394,899                 402,214
IndyMac Index Mtge Loan Trust
  Series 2005-AR3 Cl 3A1
   04-25-35               5.34                292,098(e)              295,812
  Series 2005-AR8 Cl AX1
  Interest Only
   04-25-35               4.50             16,405,000(e,h)            208,015
Master Adjustable Rate Mtge Trust
  Series 2004-5 Cl B1
   07-25-34               4.41                222,709(e)              221,811
Master Alternative Loans Trust
  Series 2004-4 Cl 2A1
   05-25-34               6.00                314,398                 322,110
  Series 2004-7 Cl 8A1
   08-25-19               5.00                274,232                 275,261
  Series 2004-8 Cl 7A1
   09-25-19               5.00                397,576                 399,095
  Series 2005-1 Cl 2A1
   02-25-35               6.00              1,618,147               1,660,355
Structured Adjustable Rate Mtge Loan
  Series 2004-5 Cl B1
   05-25-34               4.62                199,512(e)              196,034
Structured Asset Securities
  Series 2003-33H Cl 1A1
   10-25-33               5.50                909,874                 912,268

Bonds (continued)
Issuer                  Coupon                Principal             Value(a)
                         rate                  amount

Mortgage-backed securities (cont.)
Washington Mutual
  Series 2003-AR10 Cl A7
   10-25-33               4.08%              $475,000(e)             $471,915
  Series 2004-CB2 Cl 6A
   07-25-19               4.50                200,489                 196,156
Wells Fargo Mtge Backed Securities Trust
  Series 2005-5 Cl 2A1
   05-25-35               5.50                800,000                 805,250
  Series 2005-AR1 Cl 1A1
   02-25-35               4.57                705,488(e)              702,370
  Series 2005-AR4 Cl B1
   04-25-35               4.59                149,933(e)              146,924
Total                                                              83,021,711

Automotive & related (0.4%)
Ford Motor
   02-01-29               6.38                250,000                 185,865
Lear Series B
   08-01-14               5.75                540,000                 468,620
Total                                                                 654,485

Banks and savings & loans (2.4%)
Banknorth Group
  Sr Nts
   05-01-08               3.75                310,000                 305,694
JPMorgan Chase & Co
   03-01-15               4.75                 30,000                  29,489
KFW Intl Finance
  (U.S. Dollar)
   10-17-05               2.50              1,150,000(c)            1,144,887
Washington Mutual Bank FA
  Sub Nts
   06-15-11               6.88                250,000                 276,942
   08-15-14               5.65                865,000                 899,263
Wells Fargo Bank NA
  Sub Nts
   02-01-11               6.45              1,825,000               1,996,036
Total                                                               4,652,311

Broker dealers (0.4%)
Morgan Stanley
   03-01-13               5.30                690,000                 703,779

Cable (0.6%)
Comcast
   03-15-11               5.50                995,000               1,030,412

Energy equipment & services (0.3%)
Halliburton
   10-15-10               5.50                615,000                 640,090

Finance companies (1.1%)
Citigroup
  Sub Nts
   09-15-14               5.00              1,580,000               1,590,431
GMAC
   09-15-11               6.88                695,000                 608,903
Total                                                               2,199,334

Bonds (continued)
Issuer                  Coupon                Principal             Value(a)
                         rate                  amount

Financial services (1.5%)
ING Security Life Institutional Funding
   01-15-10               4.25%              $990,000(d)             $983,642
Pricoa Global Funding I
   06-15-08               4.35                495,000(d)              496,228
   01-15-10               4.20              1,600,000(d)            1,576,528
Total                                                               3,056,398

Health care services (0.5%)
Cardinal Health
   06-15-15               4.00              1,032,000                 939,300

Industrial transportation (0.2%)
ERAC USA Finance
   05-01-15               5.60                210,000(d)              212,551
Union Pacific
   04-15-12               6.50                115,000                 126,172
  Sr Nts
   01-15-15               4.88                 65,000                  64,274
Total                                                                 402,997

Insurance (1.2%)
ASIF Global Financing XIX
   01-17-13               4.90              1,610,000(d)            1,604,011
Metropolitan Life Global Funding
  Sr Nts
   05-05-10               4.50                880,000(b,d)            881,320
Total                                                               2,485,331

Media (0.1%)
News America
   12-15-34               6.20                108,000                 108,962

Multi-industry (0.7%)
Tyco Intl Group
  (U.S. Dollar)
   02-15-11               6.75              1,190,000(c)            1,306,450

Paper & packaging (1.1%)
Domtar
  (U.S. Dollar)
   12-01-13               5.38              1,210,000(c)            1,102,721
Weyerhaeuser
   03-15-12               6.75                925,000                 987,474
Total                                                               2,090,195

Telecom equipment & services (1.1%)
Sprint Capital
   11-15-28               6.88                726,000(j)              809,550
TELUS
  (U.S. Dollar)
   06-01-11               8.00              1,050,000(c)            1,212,750
Total                                                               2,022,300

Textiles & apparel (--%)
Jones Apparel Group
   11-15-34               6.13                 65,000(d)               61,410

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3 -- AXP LIMITED DURATION BOND FUND -- PORTFOLIO HOLDINGS AT APRIL 30, 2005

Issuer                  Coupon                Principal             Value(a)
                         rate                  amount

Utilities -- electric (0.6%)
Carolina Power & Light
  1st Mtge
   04-01-15               5.15%              $100,000                $101,133
Ohio Power
  Sr Nts Series H
   01-15-14               4.85                225,000                 224,235
Virginia Electric & Power
  Sr Nts Series A
   03-01-13               4.75                 40,000                  39,732
Westar Energy
  1st Mtge
   07-01-14               6.00                750,000                 806,054
Total                                                               1,171,154

Bonds (continued)
Issuer                  Coupon                Principal             Value(a)
                         rate                  amount

Utilities -- telephone (1.7%)
Telecom Italia Capital
  (U.S. Dollar)
   09-30-34               6.00%              $475,000(c,d)           $470,498
Verizon Pennsylvania
  Series A
   11-15-11               5.65              2,790,000               2,896,606
Total                                                               3,367,104

Total bonds
(Cost: $175,769,153)                                             $175,246,462

Short-term securities (8.7%)
Issuer                 Effective               Amount               Value(a)
                         yield               payable at
                                              maturity

U.S. government agency (8.4%)
Federal Natl Mtge Assn Disc Nts
   05-04-05               2.55%            $3,300,000              $3,298,832
   05-16-05               2.81              3,000,000               2,996,019
   05-25-05               2.69              9,300,000               9,281,992
Total                                                              15,576,843

Commercial paper (0.3%)
General Electric Capital
   05-10-05               2.95                500,000                 499,877

Total short-term securities
(Cost: $16,077,255)                                               $16,076,720

Total investments in securities
(Cost: $191,846,408)(l)                                          $191,323,182

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Jan. 31, 2005.

(b) At April 30, 2005, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $10,925,354.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. At April 30, 2005, the value of foreign securities represented 4.0% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, the value of these securities amounted to $7,299,782 or 3.9% of net assets.

(e) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on April 30, 2005.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

      AMBAC       --       American Municipal Bond Association Corporation

      FSA         --       Financial Security Assurance

      MBIA        --       MBIA Insurance Corporation

(h) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at April 30, 2005.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on April 30, 2005.

(j) Partially pledged as initial deposit on the following open interest rate futures contracts.

      Type of security                                         Notional amount

      Sale contracts
      U.S. Treasury Notes, June 2005, 10-year                       $5,300,000

(k) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitment at April 30, 2005:

      Security                  Principal Settlement    Proceeds         Value
                                 amount      date      receivable
      Federal Natl Mtge Assn
      05-01-35 5.00%           $8,515,000   5-12-05    $8,614,529   $8,646,335

(l) At April 30, 2005, the cost of securities for federal income tax purposes was approximately $191,846,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $   624,000
      Unrealized depreciation                                       (1,147,000)
                                                                    ----------
      Net unrealized depreciation                                  $  (523,000)
                                                                   -----------

--------------------------------------------------------------------------------
4 -- AXP LIMITED DURATION BOND FUND -- PORTFOLIO HOLDINGS AT APRIL 30, 2005

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
5 -- AXP LIMITED DURATION BOND FUND -- PORTFOLIO HOLDINGS AT APRIL 30, 2005

                                                              S-6265-80 C (6/05)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP DISCOVERY SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          June 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          June 27, 2005



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          June 27, 2005